Commitments and Contigencies (Details) $ in Thousands	6 Months Ended
Jun. 30, 2018 USD ($)
Future, minimum, non-cancellable charter revenue (1)
Loss Contingencies [Line Items]
Minimum contractual charter revenues	$ 76,604
Future, minimum, non-cancellable charter revenue (1) | Non-cancellable time charter agreements
Loss Contingencies [Line Items]
Minimum contractual charter revenues	57,005
Future, minimum, non-cancellable charter revenue (1) | Non-cancellable freight charter agreements
Loss Contingencies [Line Items]
Minimum contractual charter revenues	19,599
Future, minimum, charter-in hire payments (2)
Loss Contingencies [Line Items]
Commitments under existing charter-in agreements	14,659
Future, minimum, charter-in hire payments (2) | Non-cancellable time charter agreements
Loss Contingencies [Line Items]
Commitments under existing charter-in agreements	13,451
Future, minimum, charter-in hire payments (2) | Non-cancellable freight charter agreements
Loss Contingencies [Line Items]
Commitments under existing charter-in agreements	$ 1,208
Bareboat commitments charter hire (4)
Loss Contingencies [Line Items]
Variable portion of payment to SWS owner	3-month LIBOR rate of 2.33575%